UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-23865

Capital Group International Equity ETF

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2023

Troy S. Tanner

Capital Group International Equity ETF

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Capital Group Growth ETF
Capital Group Global Growth ETF
Capital Group International Focus Equity ETF
Capital Group International Equity ETF
Capital Group Core Equity ETF
Capital Group Dividend Value ETF
Capital Group Dividend Growers ETF

Semi-annual report for the six months ended November 30, 2023

Signature active
management to
pursue better
investment outcomes

The Securities and Exchange Commission has adopted new regulations that will change the content and design of annual and semi-annual shareholder reports beginning in July 2024. Certain types of information, including investment portfolio and financial statements, will not be included in the shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications from the fund electronically, you may update your mailing preferences with your financial intermediary or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

Capital Group exchange-traded funds pursue a variety of objectives for investors and are offered by Capital Group, home of American Funds®. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Market price returns are determined using the official closing price of the fund’s shares and do not represent the returns you would receive if you traded shares at other times.

Here are the total returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2023 (the most recent calendar quarter-end):

		Cumulative		Average annual*
	Fund Inception date	6 months	1 year	Since inception	30-day SEC yield as of 12/31/23	Gross expense ratio†

CGGR – Capital Group Growth ETF	2/22/22				0.29%	0.39%
Net asset value		12.14%	42.13%	8.60%
Market price		12.13	42.18	8.62
CGGO – Capital Group Global Growth Equity ETF	2/22/22				0.76	0.47
Net asset value		6.32	23.30	3.43
Market price		6.27	23.43	3.51
CGXU – Capital Group International Focus Equity ETF	2/22/22				1.22	0.54
Net asset value		2.29	15.38	–0.41
Market price		1.90	15.75	–0.37
CGIE – Capital Group International Equity ETF	9/26/23				1.88	0.54
Net asset value		–	–	11.37
Market price		–	–	11.61
CGUS – Capital Group Core Equity ETF	2/22/22				1.23	0.33
Net asset value		10.97	27.64	9.16
Market price		10.96	27.71	9.22
CGDV – Capital Group Dividend Value ETF	2/22/22				1.87	0.33
Net asset value		11.39	28.83	12.58
Market price		11.46	28.80	12.64
CGDG – Capital Group Dividend Growers ETF	9/26/23				3.20	0.47
Net asset value		–	–	9.88
Market price		–	–	10.12

Capital Group exchange-traded funds (ETFs) are actively managed and do not seek to replicate a specific index. ETF shares are bought and sold through an exchange at the then current market price, not net asset value (NAV), and are not individually redeemed from the fund. Shares may trade at a premium or discount to their NAV when traded on an exchange. Brokerage commissions will reduce returns. There can be no guarantee that an active market for ETFs will develop or be maintained, or that the ETF’s listing will continue or remain unchanged.

As nondiversified funds, Capital Group ETFs have the ability to invest a larger percentage of assets in securities of individual issuers than a diversified fund. As a result, a single issuer could adversely affect a fund’s results more than if the fund invested a smaller percentage of assets in securities of that issuer. Refer to the applicable prospectus for details.

ETF market price returns since inception are calculated using NAV for the period until market price became available (generally a few days after inception).

*	For funds with less than one year of history since inception results are cumulative.
†	The total annual fund operating expense ratios were as of each fund’s prospectus dated August 23, 2023 for CGDG and CGIE, and as of August 1, 2023 for CGDV, CGGO, CGGR, CGUS and CGXU. For CGDG and CGIE, the expense ratios are estimated.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for the funds for the periods ended November 30, 2023, are shown below, as well as results of the funds’ respective benchmarks.

For additional information about the funds, their investment results, holdings and portfolio managers, refer to https://www.capitalgroup.com/advisor/investments/ exchange-traded-funds/returns and select the individual funds to view that information. You can also access information about Capital Group’s exchange-traded funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

3	Investment portfolios

26	Financial statements

32	Notes to financial statements

43	Financial highlights

Results at a glance

Here are the total returns on a $1,000 investment with all distributions reinvested for periods ended November 30, 2023:

		Cumulative		Average annual[1]
	Fund Inception date	6 months	1 year	Since inception	30-day SEC yield as of 11/30/23	Gross expense ratio[2]

CGGR – Capital Group Growth ETF	2/22/22				0.36%	0.39%
Net asset value		13.79%	23.97%	5.23%
Market price		13.73	23.95	5.28
S&P 500 Index		10.17	13.84	5.15
CGGO – Capital Group Global Growth Equity ETF	2/22/22				0.74	0.47
Net asset value		6.31	13.78	0.84
Market price		6.16	13.90	0.95
MSCI All Country World Index (ACWI)		8.28	12.01	1.86
CGXU – Capital Group International Focus Equity ETF	2/22/22				1.27	0.54
Net asset value		1.82	5.03	–3.35
Market price		1.90	5.21	–3.23
MSCI All Country World Index (ACWI) ex USA[7]		5.07	9.26	–1.95
CGIE – Capital Group International Equity ETF	9/26/23				1.93	0.54
Net asset value		–	–	6.33
Market price		–	–	6.81
MSCI EAFE (Europe, Australasia, Far East) Index[6]		–	–	5.03
CGUS – Capital Group Core Equity ETF	2/22/22				1.32	0.33
Net asset value		11.49	16.34	6.48
Market price		11.39	16.43	6.52
S&P 500 Index		10.17	13.84	5.15
CGDV – Capital Group Dividend Value ETF	2/22/22				1.96	0.33
Net asset value		11.37	17.63	9.03
Market price		11.36	17.71	9.07
S&P 500 Index[4,5]		10.17	13.84	5.15
CGDG – Capital Group Dividend Growers ETF	9/26/23				3.37	0.47
Net asset value		–	–	5.09
Market price		–	–	5.29
MSCI All Country World Index (ACWI)[3]		–	–	6.36

Past results are not predictive of results in future periods.

Refer to page 2 for footnotes.

Capital Group equity exchange-traded funds	1

Results at a glance (continued)

[1]	For funds with less than one year of history since inception results are cumulative.
[2]	The total annual fund operating expense ratios were as of each fund’s prospectus dated August 23, 2023 for CGDG and CGIE, and as of August 1, 2023 for CGDV, CGGO, CGGR, CGUS and CGXU. For CGDG and CGIE, the expense ratios are estimated.
[3]	MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. These indexes are unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.
[4]	Source: Standard & Poor’s.
[5]	S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Each S&P Index (“Index”) shown is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2022 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.”
[6]	MSCI EAFE® (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization weighted index that is designed to measure developed equity market results, excluding the United States and Canada. Results reflect dividends net of withholding taxes. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.
[7]	MSCI All Country World ex USA Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.”

2	Capital Group equity exchange-traded funds

Capital Group Growth ETF
Investment portfolio November 30, 2023	unaudited

Sector diversification	Percent of net assets

Largest equity holdings	Percent of net assets
Meta Platforms	8.30%
Microsoft	6.18
Tesla	4.97
Netflix	4.36
Alphabet	3.50
Regeneron Pharmaceuticals	2.48
Broadcom	2.30
Visa	2.29
Intuitive Surgical	2.00
TransDigm Group	1.80

Common stocks 98.81%	Shares	Value (000)
Information technology 20.98%
Microsoft Corp.	555,901	$210,636
Broadcom, Inc.	84,891	78,586
Salesforce, Inc.[1]	238,731	60,136
NVIDIA Corp.	88,200	41,251
Shopify, Inc., Class A, subordinate voting shares[1]	528,256	38,468
ASML Holding NV (ADR)	29,982	20,500
ASML Holding NV	21,472	14,561
Cloudflare, Inc., Class A1	409,175	31,568
Synopsys, Inc.[1]	57,241	31,095
Apple, Inc.	157,223	29,865
Motorola Solutions, Inc.	64,063	20,684
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	205,914	20,037
Intuit, Inc.	32,898	18,800
ServiceNow, Inc.[1]	22,999	15,771
Applied Materials, Inc.	94,437	14,145
Micron Technology, Inc.	175,666	13,372
Constellation Software, Inc.	5,137	12,066
MicroStrategy, Inc., Class A1	22,958	11,440
Trimble, Inc.[1]	201,765	9,362
GoDaddy, Inc., Class A1	90,345	9,040
Intel Corp.	176,859	7,906
DocuSign, Inc.[1]	140,014	6,035
		715,324

Communication services 18.30%
Meta Platforms, Inc., Class A1	865,280	283,076
Netflix, Inc.[1]	313,735	148,701
Alphabet, Inc., Class C1	560,597	75,075
Alphabet, Inc., Class A1	335,364	44,446
Snap, Inc., Class A, nonvoting shares[1]	1,516,565	20,974
Charter Communications, Inc., Class A1	45,522	18,215
Pinterest, Inc., Class A1	488,713	16,650
Take-Two Interactive Software, Inc.[1]	61,438	9,720
Frontier Communications Parent, Inc.[1]	333,404	7,298
		624,155

Consumer discretionary 15.18%
Tesla, Inc.[1]	706,564	169,632
Amazon.com, Inc.[1]	347,122	50,711
Home Depot, Inc.	127,259	39,894
Chipotle Mexican Grill, Inc.[1]	13,421	29,556
DoorDash, Inc., Class A1	311,655	29,289
D.R. Horton, Inc.	204,775	26,144
Airbnb, Inc., Class A1	193,174	24,406
Royal Caribbean Cruises, Ltd.[1]	219,653	23,604
Tractor Supply Co.	109,792	22,289
Hermès International	8,489	17,595
LVMH Moët Hennessy-Louis Vuitton SE	14,744	11,278

Capital Group equity exchange-traded funds	3

Capital Group Growth ETF (continued)

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Amadeus IT Group SA, Class A, non-registered shares	160,558	$10,979
NIKE, Inc., Class B	88,377	9,745
Norwegian Cruise Line Holdings, Ltd.[1]	601,028	9,178
Aramark	317,039	8,880
Toll Brothers, Inc.	99,044	8,507
Darden Restaurants, Inc.	44,705	6,995
Etsy, Inc.[1]	67,392	5,109
Burlington Stores, Inc.[1]	29,647	5,028
adidas AG	23,966	5,012
VF Corp.	233,814	3,912
		517,743

Health care 13.69%
Regeneron Pharmaceuticals, Inc.[1]	102,846	84,726
Intuitive Surgical, Inc.[1]	219,343	68,181
UnitedHealth Group, Inc.	110,998	61,379
Vertex Pharmaceuticals, Inc.[1]	115,537	40,994
Thermo Fisher Scientific, Inc.	71,978	35,684
Eli Lilly and Co.	59,318	35,059
Centene Corp.[1]	371,178	27,348
Alnylam Pharmaceuticals, Inc.[1]	104,455	17,575
Karuna Therapeutics, Inc.[1]	58,752	11,234
Moderna, Inc.[1]	140,638	10,928
Molina Healthcare, Inc.[1]	25,077	9,167
Novo Nordisk AS, Class B	84,752	8,607
Mettler-Toledo International, Inc.[1]	7,750	8,462
AstraZeneca PLC	65,001	8,309
Danaher Corp.	33,245	7,424
Zoetis, Inc., Class A	40,404	7,138
Edwards Lifesciences Corp.[1]	99,975	6,769
Ascendis Pharma AS (ADR)[1]	49,928	5,014
Sarepta Therapeutics, Inc.[1]	60,120	4,887
Guardant Health, Inc.[1]	175,333	4,413
R1 RCM, Inc.[1]	350,511	3,708
		467,006

Industrials 11.30%
TransDigm Group, Inc.	63,853	61,482
Uber Technologies, Inc.[1]	1,038,347	58,542
Carrier Global Corp.	663,566	34,479
Jacobs Solutions, Inc.	244,811	31,135
Caterpillar, Inc.	81,995	20,558
United Rentals, Inc.	42,414	20,190
Ryanair Holdings PLC (ADR)[1]	152,621	18,043
Airbus SE, non-registered shares	116,926	17,335
Robert Half, Inc.	190,311	15,601
Old Dominion Freight Line, Inc.	37,649	14,648
General Electric Co.	102,301	12,460
Equifax, Inc.	56,529	12,307
MTU Aero Engines AG	59,902	12,242
Alaska Air Group, Inc.[1]	323,351	12,226
Ceridian HCM Holding, Inc.[1]	123,548	8,512
Genpact, Ltd.	243,198	8,259
Northrop Grumman Corp.	17,129	8,139
United Airlines Holdings, Inc.[1]	199,532	7,861
Axon Enterprise, Inc.[1]	29,585	6,801
Dun & Bradstreet Holdings, Inc.	421,316	4,462
		385,282

Financials 7.34%
Visa, Inc., Class A	304,553	78,173
Bank of America Corp.	1,061,697	32,371
Fiserv, Inc.[1]	226,072	29,527
Mastercard, Inc., Class A	69,479	28,752

4	Capital Group equity exchange-traded funds

Capital Group Growth ETF (continued)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
KKR & Co., Inc.	210,752	$15,983
Apollo Asset Management, Inc.	146,939	13,518
Capital One Financial Corp.	109,299	12,204
Block, Inc., Class A1	187,999	11,925
MSCI, Inc.	18,045	9,399
Toast, Inc., Class A1	449,952	6,691
Progressive Corp.	38,149	6,258
Blue Owl Capital, Inc., Class A	416,077	5,609
		250,410

Energy 4.84%
Halliburton Co.	1,135,788	42,058
Canadian Natural Resources, Ltd. (CAD denominated)	629,296	42,021
Schlumberger NV	513,710	26,734
EOG Resources, Inc.	189,170	23,281
Tourmaline Oil Corp.	276,501	13,383
EQT Corp.	289,104	11,553
ConocoPhillips	51,651	5,969
		164,999

Consumer staples 3.87%
Dollar Tree Stores, Inc.[1]	236,009	29,169
Performance Food Group Co.[1]	398,545	25,925
Target Corp.	172,291	23,054
Dollar General Corp.	165,979	21,763
Costco Wholesale Corp.	33,652	19,947
Kroger Co.	272,007	12,042
		131,900

Materials 2.07%
Wheaton Precious Metals Corp.	407,544	19,929
Linde PLC	31,346	12,970
Grupo México, SAB de CV, Series B	2,734,578	12,534
ATI, Inc.[1]	232,330	10,211
CF Industries Holdings, Inc.	122,810	9,229
Olin Corp.	122,288	5,765
		70,638

Utilities 0.85%
PG&E Corp.[1]	1,086,383	18,653
Constellation Energy Corp.	84,257	10,199
		28,852

Real estate 0.39%
Zillow Group, Inc., Class C, nonvoting shares[1]	329,456	13,488

Total common stocks (cost: $2,797,455,000)		3,369,797

Capital Group equity exchange-traded funds	5

Capital Group Growth ETF (continued)

Rights & warrants 0.00%	Shares	Value (000)
Information technology 0.00%
Constellation Software, Inc., warrants, expire 3/31/2040[2]	4,185	—	[3]

Short-term securities 1.15%
Money market investments 1.15%
Capital Group Central Cash Fund 5.46%[4,5]	390,823	$39,082

Total short-term securities (cost: $39,079,000)		39,082
Total investment securities 99.96% (cost: $2,836,534,000)		3,408,879
Other assets less liabilities 0.04%		1,353

Net assets 100.00%		$3,410,232

Investments in affiliates5

	Value at 6/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 11/30/2023 (000)	Dividend or interest income (000)
Short-term securities 1.15%
Money market investments 1.15%
Capital Group Central Cash Fund 5.46%[4]	$40,029	$263,845	$264,806	$13	$1	$39,082	$1,368

[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]	Amount less than one thousand.
[4]	Rate represents the seven-day yield at November 30, 2023.
[5]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)

ADR = American Depositary Receipts

CAD = Canadian dollars

Refer to the notes to financial statements.

6	Capital Group equity exchange-traded funds

Capital Group Global Growth Equity ETF
Investment portfolio November 30, 2023	unaudited

Sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	53.57%
Eurozone*	18.15
Denmark	5.45
United Kingdom	4.00
Taiwan	2.64
Canada	2.45
Hong Kong	1.81
Switzerland	1.73
Sweden	1.63
Other countries	4.98
Short-term securities & other assets less liabilities	3.59
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, France, Germany, the Netherlands and Spain.

Common stocks 94.86%	Shares	Value (000)
Information technology 27.77%
Microsoft Corp.	506,114	$191,772
ASML Holding NV	193,667	131,333
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	613,133	59,664
NVIDIA Corp.	103,619	48,463
Applied Materials, Inc.	308,379	46,189
Apple, Inc.	140,185	26,628
Broadcom, Inc.	27,771	25,708
Synopsys, Inc.[1]	42,002	22,817
Keyence Corp.	51,700	22,091
EPAM Systems, Inc.[1]	58,110	15,003
TE Connectivity, Ltd.	111,596	14,619
Shopify, Inc., Class A, subordinate voting shares[1]	156,000	11,360
Arista Networks, Inc.[1]	31,391	6,897
Socionext, Inc.	64,400	5,755
		628,299

Health care 17.60%
Novo Nordisk AS, Class B	1,108,927	112,615
UnitedHealth Group, Inc.	73,688	40,747
DexCom, Inc.[1]	326,377	37,703
Eli Lilly and Co.	52,278	30,899
AstraZeneca PLC	226,034	28,895
Regeneron Pharmaceuticals, Inc.[1]	33,924	27,947
Cigna Group (The)	92,241	24,248
Thermo Fisher Scientific, Inc.	48,413	24,001
Centene Corp.[1]	277,359	20,436
Pfizer, Inc.	535,445	16,315
Sanofi	148,337	13,799
EssilorLuxottica SA	67,035	12,778
Argenx SE (ADR)[1]	17,083	7,698
		398,081

Consumer discretionary 14.90%
Chipotle Mexican Grill, Inc.[1]	47,214	103,977
LVMH Moët Hennessy-Louis Vuitton SE	78,158	59,782
Floor & Decor Holdings, Inc., Class A1	331,846	30,434
Renault SA	670,958	26,285
Booking Holdings, Inc.[1]	6,621	20,695
Prosus NV, Class N	588,461	19,472
MercadoLibre, Inc.[1]	8,782	14,231
NIKE, Inc., Class B	125,263	13,813
MGM China Holdings, Ltd.[1]	11,719,388	12,888
Evolution AB	105,602	10,932

Capital Group equity exchange-traded funds	7

Capital Group Global Growth Equity ETF (continued)

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Amazon.com, Inc.[1]	69,482	$10,151
Coupang, Inc., Class A1	554,003	8,465
Wynn Macau, Ltd.[1]	8,353,600	5,989
		337,114

Financials 11.53%
Tradeweb Markets, Inc., Class A	513,844	49,791
3i Group PLC	1,312,072	36,971
Fiserv, Inc.[1]	222,125	29,012
AXA SA	772,889	24,057
AIA Group, Ltd.	2,564,400	22,127
HDFC Bank, Ltd.	1,065,523	19,917
Blackstone, Inc.	144,616	16,251
Aon PLC, Class A	41,845	13,746
Citigroup, Inc.	287,386	13,248
Prudential PLC	1,180,228	12,859
Société Générale	491,227	12,338
Banco Santander, SA	2,557,001	10,579
		260,896

Industrials 6.86%
Safran SA	206,142	36,130
Caterpillar, Inc.	92,470	23,184
ASSA ABLOY AB, Class B	700,300	17,914
Airbus SE, non-registered shares	112,077	16,616
Carrier Global Corp.	233,854	12,151
Boeing Co.[1]	47,730	11,056
DSV A/S	70,307	10,579
Alliance Global Group, Inc.	54,769,200	9,673
GT Capital Holdings, Inc.	987,510	9,654
NIBE Industrier AB, Class B	1,396,663	8,239
		155,196

Consumer staples 4.74%
Nestlé SA	202,430	22,966
Monster Beverage Corp.[1]	354,736	19,564
Keurig Dr Pepper, Inc.	574,508	18,137
Philip Morris International, Inc.	136,778	12,769
British American Tobacco PLC	370,987	11,765
Dollar Tree Stores, Inc.[1]	91,857	11,353
Pernod Ricard SA	62,076	10,713
		107,267

Communication services 4.30%
Alphabet, Inc., Class A1	412,213	54,630
Meta Platforms, Inc., Class A1	83,313	27,256
Publicis Groupe SA	182,815	15,438
		97,324

Materials 4.09%
Sherwin-Williams Co.	146,687	40,896
Linde PLC	85,634	35,433
SIG Group AG	687,512	16,047
		92,376

Energy 3.07%
Canadian Natural Resources, Ltd. (CAD denominated)	660,370	44,096
Reliance Industries, Ltd.	572,911	16,333
Schlumberger NV	174,313	9,071
Gazprom PJSC[1,2]	36,932	—	[3]
		69,500

Total common stocks (cost: $1,863,003,000)		2,146,053

8	Capital Group equity exchange-traded funds

Capital Group Global Growth Equity ETF (continued)

Preferred securities 1.55%	Shares	Value (000)
Information technology 0.92%
Samsung Electronics Co., Ltd., nonvoting preferred shares	464,128	$20,830

Health care 0.63%
Sartorius AG, nonvoting non-registered preferred shares	44,154	14,202

Total preferred securities (cost: $34,931,000)		35,032

Short-term securities 3.48%
Money market investments 3.48%
Capital Group Central Cash Fund 5.46%[4,5]	787,421	78,742

Total short-term securities (cost: $78,738,000)		78,742
Total investment securities 99.89% (cost: $1,976,672,000)		2,259,827
Other assets less liabilities 0.11%		2,414

Net assets 100.00%		$2,262,241

Investments in affiliates5

	Value at 6/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)		Net unrealized appreciation (depreciation) (000)	Value at 11/30/2023 (000)	Dividend or interest income (000)
Short-term securities 3.48%
Money market investments 3.48%
Capital Group Central Cash Fund 5.46%[4]	$45,328	$304,869	$271,460	$—	[2]	$5	$78,742	$1,657

[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]	Amount less than one thousand.
[4]	Rate represents the seven-day yield at November 30, 2023.
[5]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)

ADR = American Depositary Receipts

CAD = Canadian dollars

Refer to the notes to financial statements.

Capital Group equity exchange-traded funds	9

Capital Group International Focus Equity ETF
Investment portfolio November 30, 2023	unaudited

Sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
Eurozone*	27.18%
Japan	12.81
India	11.14
Canada	10.13
United Kingdom	6.73
Denmark	5.16
Australia	4.44
Hong Kong	3.58
China	3.39
Other countries	13.11
Short-term securities & other assets less liabilities	2.33
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Finland, France, Germany, Ireland, Italy, the Netherlands and Spain.

Common stocks 97.67%	Shares	Value (000)
Industrials 17.95%
Airbus SE, non-registered shares	451,000	$66,863
Safran SA	245,692	43,063
Recruit Holdings Co., Ltd.	1,106,400	41,081
Siemens AG	185,377	31,075
Melrose Industries PLC	3,588,782	23,496
Ashtead Group PLC	350,126	21,053
Techtronic Industries Co., Ltd.	1,806,000	18,334
Legrand SA	166,626	16,037
DSV A/S	87,888	13,224
NIBE Industrier AB, Class B	1,981,797	11,690
MTU Aero Engines AG	54,720	11,183
International Container Terminal Services, Inc.	2,567,260	9,984
Thales SA	54,892	8,183
		315,266

Information technology 14.86%
Shopify, Inc., Class A, subordinate voting shares[1]	967,552	70,457
SK hynix, Inc.	318,667	33,073
Taiwan Semiconductor Manufacturing Co., Ltd.	1,461,000	26,985
ASML Holding NV	37,864	25,677
NICE, Ltd. (ADR)[1]	102,871	19,520
Samsung Electronics Co., Ltd.	309,457	17,462
SAP SE	92,618	14,666
Fujitsu, Ltd.	95,600	13,618
Constellation Software, Inc.	4,976	11,688
Renesas Electronics Corp.[1]	612,100	10,745
Disco Corp.	47,900	10,368
Lasertec Corp.	30,200	6,730
		260,989

Consumer discretionary 12.66%
MercadoLibre, Inc.[1]	31,299	50,719
adidas AG	124,952	26,133
Ferrari NV	71,896	25,872
LVMH Moët Hennessy-Louis Vuitton SE	30,772	23,537
Evolution AB	216,351	22,398
Flutter Entertainment PLC[1]	132,277	20,626
Sony Group Corp.	228,200	19,732
Maruti Suzuki India, Ltd.	153,391	19,513
Entain PLC	1,349,421	13,676
		222,206

10	Capital Group equity exchange-traded funds

Capital Group International Focus Equity ETF (continued)

Common stocks (continued)	Shares	Value (000)
Health care 11.81%
Novo Nordisk AS, Class B	762,793	$77,464
Daiichi Sankyo Co., Ltd.	2,676,000	72,197
Siemens Healthineers AG	273,762	15,776
WuXi AppTec Co., Ltd., Class A	1,105,553	12,806
Eurofins Scientific SE, non-registered shares	201,990	11,732
AstraZeneca PLC	76,339	9,759
Grifols, SA, Class A, non-registered shares[1]	537,469	7,585
		207,319

Financials 11.02%
Kotak Mahindra Bank, Ltd.	2,063,480	43,437
AIA Group, Ltd.	4,379,800	37,791
Aegon, Ltd.	4,680,833	25,608
NU Holdings, Ltd. / Cayman Islands, Class A1	3,108,260	25,301
HDFC Bank, Ltd. (ADR)	342,153	20,543
Banco Bilbao Vizcaya Argentaria, SA	1,652,536	15,676
ING Groep NV	1,038,965	14,548
Axis Bank, Ltd.	816,387	10,517
		193,421

Materials 10.05%
Fortescue Ltd.	3,385,074	55,895
Glencore PLC	7,323,628	40,847
Shin-Etsu Chemical Co., Ltd.	985,200	34,634
First Quantum Minerals, Ltd.	2,669,546	21,857
Vale SA (ADR), ordinary nominative shares	878,571	13,179
Ivanhoe Mines, Ltd., Class A1	1,134,963	10,129
		176,541

Energy 9.35%
Reliance Industries, Ltd.	1,904,031	54,281
Canadian Natural Resources, Ltd. (CAD denominated)	632,152	42,212
TotalEnergies SE	346,876	23,508
Cenovus Energy, Inc.	1,213,439	21,524
Woodside Energy Group, Ltd.	566,565	11,605
Neste OYJ	290,356	11,024
		164,154

Communication services 5.15%
Bharti Airtel, Ltd.	3,879,367	47,203
Tencent Holdings, Ltd.	411,000	17,205
Universal Music Group NV	637,494	16,820
Informa PLC	984,920	9,239
		90,467

Consumer staples 3.60%
Danone SA	338,239	21,711
Seven & i Holdings Co., Ltd.	431,500	15,993
Kweichow Moutai Co., Ltd., Class A	59,400	14,923
Treasury Wine Estates, Ltd.	1,505,297	10,643
		63,270

Utilities 0.83%
ENN Energy Holdings, Ltd.	2,090,600	14,506

Real estate 0.39%
ESR Group, Ltd.	5,367,800	6,899

Total common stocks (cost: $1,586,952,000)		1,715,038

Capital Group equity exchange-traded funds	11

Capital Group International Focus Equity ETF (continued)

Short-term securities 2.57%	Shares	Value (000)
Money market investments 2.57%
Capital Group Central Cash Fund 5.46%[2,3]	450,743	$45,074

Total short-term securities (cost: $45,070,000)		45,074
Total investment securities 100.24% (cost: $1,632,022,000)		1,760,112
Other assets less liabilities (0.24)%		(4,179)

Net assets 100.00%		$1,755,933

Investments in affiliates3

	Value at 6/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 11/30/2023 (000)	Dividend or interest income (000)
Short-term securities 2.57%
Money market investments 2.57%
Capital Group Central Cash Fund 5.46%[2]	$33,090	$208,948	$196,973	$10	$(1)	$45,074	$1,667

[1]	Security did not produce income during the last 12 months.
[2]	Rate represents the seven-day yield at November 30, 2023.
[3]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)

ADR = American Depositary Receipts

CAD = Canadian dollars

Refer to the notes to financial statements.

12	Capital Group equity exchange-traded funds

Capital Group International Equity ETF	unaudited
Investment portfolio November 30, 2023

Sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
Eurozone*	34.21%
Japan	15.75
United Kingdom	11.09
Switzerland	8.88
Denmark	5.84
Canada	3.22
Singapore	3.19
China	2.01
United States	1.68
Other countries	6.92
Short-term securities & other assets less liabilities	7.21
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, France, Germany, the Netherlands and Spain.

Common stocks 92.79%	Shares	Value (000)
Industrials 17.90%
Safran SA	7,310	$1,281
ABB, Ltd.	18,868	748
Airbus SE, non-registered shares	4,662	691
Canadian National Railway Co.	5,387	625
ITOCHU Corp.	15,700	608
Epiroc AB, Class A	32,248	600
SMC Corp.	1,100	552
TFI International, Inc. (CAD denominated)	4,148	491
RELX PLC	10,197	391
Daikin Industries, Ltd.	2,600	389
Marubeni Corp.	22,600	352
DSV A/S	2,200	331
Recruit Holdings Co., Ltd.	8,900	330
		7,389

Information technology 17.89%
SAP SE	7,334	1,161
ASML Holding NV	1,592	1,080
Keyence Corp.	1,600	684
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	6,838	665
STMicroelectronics NV	13,268	627
OBIC Co., Ltd.	3,900	597
Hamamatsu Photonics KK	14,700	581
Tokyo Electron, Ltd.	3,000	486
Capgemini SE	2,273	465
Nomura Research Institute, Ltd.	15,000	420
Halma PLC	15,052	405
Shopify, Inc., Class A, subordinate voting shares[1]	2,894	211
		7,382

Health care 12.46%
Novo Nordisk AS, Class B	15,141	1,538
AstraZeneca PLC	8,098	1,035
EssilorLuxottica SA	3,943	752
Genmab A/S1	1,710	540
Straumann Holding AG	2,905	399
Daiichi Sankyo Co., Ltd.	12,900	348
BeiGene, Ltd. (ADR)[1]	1,280	239
Lonza Group AG	402	155
Innovent Biologics, Inc.[1]	23,000	135
		5,141

Capital Group equity exchange-traded funds	13

Capital Group International Equity ETF (continued)

Common stocks (continued)	Shares	Value (000)
Financials 11.19%
London Stock Exchange Group PLC	9,027	$1,015
AIA Group, Ltd.	78,200	675
DBS Group Holdings, Ltd.	22,600	536
DNB Bank ASA	24,893	474
United Overseas Bank, Ltd.	22,500	458
Euronext NV	5,401	448
HDFC Bank, Ltd. (ADR)	7,453	447
Partners Group Holding AG	159	209
Deutsche Boerse AG	1,016	193
Aon PLC, Class A	502	165
		4,620

Consumer staples 10.51%
Nestlé SA	8,165	926
L’Oréal SA, non-registered shares	1,693	794
British American Tobacco PLC	18,973	602
Anheuser-Busch InBev SA/NV	8,642	542
Danone SA	7,298	469
Imperial Brands PLC	19,741	460
Reckitt Benckiser Group PLC	4,213	287
Uni-Charm Corp.	8,100	260
		4,340

Consumer discretionary 8.81%
Industria de Diseño Textil, SA	16,106	663
LVMH Moët Hennessy-Louis Vuitton SE	846	647
Amadeus IT Group SA, Class A, non-registered shares	9,454	646
MercadoLibre, Inc.[1]	327	530
Kering SA	1,004	430
Hermès International	199	413
adidas AG	1,471	308
		3,637

Materials 5.84%
Sika AG	2,824	765
Air Liquide SA, non-registered shares	3,364	637
Shin-Etsu Chemical Co., Ltd.	15,500	545
Givaudan SA	124	463
		2,410

Energy 3.70%
TotalEnergies SE	16,905	1,146
BP PLC	63,094	381
		1,527

Communication services 2.73%
Tencent Holdings, Ltd.	10,900	456
Nippon Telegraph and Telephone Corp.	299,700	350
Singapore Telecommunications, Ltd.	186,300	322
		1,128

Utilities 1.76%
Engie SA	41,896	726

Total common stocks (cost: $35,933,000)		38,300

14	Capital Group equity exchange-traded funds

Capital Group International Equity ETF (continued)

Short-term securities 7.01%	Shares	Value (000)
Money market investments 7.01%
Capital Group Central Cash Fund 5.46%[2,3]	28,931	$2,893

Total short-term securities (cost: $2,893,000)		2,893
Total investment securities 99.80% (cost: $38,826,000)		41,193
Other assets less liabilities 0.20%		82

Net assets 100.00%		$41,275

Investments in affiliates[3]

	Value at 9/26/2023[4] (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)		Net unrealized appreciation (depreciation) (000)		Value at 11/30/2023 (000)	Dividend or interest income (000)
Short-term securities 7.01%
Money market investments 7.01%
Capital Group Central Cash Fund 5.46%[2]	$—	$4,837	$1,944	$—	[5]	$—	[5]	$2,893	$—

[1]	Security did not produce income during the last 12 months.
[2]	Rate represents the seven-day yield at November 30, 2023.
[3]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[4]	Commencement of operations.
[5]	Amount less than one thousand.

Key to abbreviation(s)

ADR = American Depositary Receipts

CAD = Canadian dollars

Refer to the notes to financial statements.

Capital Group equity exchange-traded funds	15

Capital Group Core Equity ETF	unaudited
Investment portfolio November 30, 2023

Sector diversification	Percent of net assets

Largest equity holdings	Percent of net assets
Microsoft	8.12%
Broadcom	5.18
Alphabet	4.38
Amazon.com	2.53
Abbott Laboratories	2.46
Meta Platforms	2.36
UnitedHealth Group	2.35
Mastercard	2.21
Philip Morris International	2.05
General Electric	1.65

Common stocks 96.29%	Shares	Value (000)
Information technology 23.30%
Microsoft Corp.	339,598	$128,677
Broadcom, Inc.	88,731	82,141
Apple, Inc.	119,560	22,710
Accenture PLC, Class A	47,809	15,927
NVIDIA Corp.	26,948	12,604
Adobe, Inc.[1]	18,281	11,170
Salesforce, Inc.[1]	39,902	10,051
ASML Holding NV	14,407	9,770
Taiwan Semiconductor Manufacturing Co., Ltd.	525,000	9,697
Texas Instruments, Inc.	63,396	9,681
Applied Materials, Inc.	63,231	9,471
SK hynix, Inc.	79,110	8,211
Arista Networks, Inc.[1]	36,800	8,085
ServiceNow, Inc.[1]	11,312	7,757
Seagate Technology Holdings PLC	92,788	7,339
Intel Corp.	142,060	6,350
Analog Devices, Inc.	26,653	4,888
QUALCOMM, Inc.	35,845	4,626
		369,155

Industrials 15.82%
General Electric Co.	214,913	26,176
RTX Corp.	275,462	22,445
Carrier Global Corp.	351,664	18,272
TransDigm Group, Inc.	14,687	14,142
Northrop Grumman Corp.	26,961	12,811
Boeing Co.[1]	54,338	12,586
Automatic Data Processing, Inc.	53,341	12,264
General Dynamics Corp.	46,832	11,566
Woodward, Inc.	83,998	11,355
GFL Environmental, Inc., subordinate voting shares	326,446	9,369
Waste Connections, Inc.	68,445	9,274
ITT, Inc.	78,926	8,545
Equifax, Inc.	37,915	8,254
Airbus SE, non-registered shares	49,832	7,388
Lincoln Electric Holdings, Inc.	37,037	7,336
Broadridge Financial Solutions, Inc.	37,375	7,244
Safran SA	41,056	7,196
TFI International, Inc.	57,736	6,823
United Rentals, Inc.	13,545	6,448
Old Dominion Freight Line, Inc.	15,821	6,155
Union Pacific Corp.	25,299	5,699
L3Harris Technologies, Inc.	26,683	5,091
Concentrix Corp.	50,873	4,782
Waste Management, Inc.	27,755	4,746
United Airlines Holdings, Inc.[1]	115,625	4,556
		250,523

16	Capital Group equity exchange-traded funds

Capital Group Core Equity ETF (continued)

Common stocks (continued)	Shares	Value (000)
Health care 12.37%
Abbott Laboratories	372,949	$38,895
UnitedHealth Group, Inc.	67,294	37,211
AbbVie, Inc.	182,542	25,992
Eli Lilly and Co.	26,776	15,826
GE HealthCare Technologies, Inc.[1]	194,262	13,299
Thermo Fisher Scientific, Inc.	25,012	12,400
Danaher Corp.	49,542	11,063
Novo Nordisk AS, Class B	107,954	10,963
Humana, Inc.	22,004	10,669
Bristol-Myers Squibb Co.	128,415	6,341
Regeneron Pharmaceuticals, Inc.[1]	5,874	4,839
Johnson & Johnson	28,810	4,456
Zoetis, Inc., Class A	22,663	4,004
		195,958

Financials 11.35%
Mastercard, Inc., Class A	84,455	34,950
JPMorgan Chase & Co.	165,172	25,780
Visa, Inc., Class A	63,821	16,382
Marsh & McLennan Companies, Inc.	73,868	14,731
Arthur J. Gallagher & Co.	57,247	14,254
BlackRock, Inc.	11,725	8,808
Wells Fargo & Co.	196,890	8,779
KKR & Co., Inc.	96,834	7,344
B3 SA - Brasil, Bolsa, Balcao	2,577,343	6,964
Chubb, Ltd.	27,625	6,338
Global Payments, Inc.	51,294	5,973
Aon PLC, Class A	17,923	5,888
FleetCor Technologies, Inc.[1]	23,094	5,554
State Street Corp.	66,629	4,852
Webster Financial Corp.	107,815	4,835
Morgan Stanley	55,893	4,435
Blue Owl Capital, Inc., Class A	291,539	3,930
		179,797

Communication services 9.10%
Alphabet, Inc., Class A1	300,120	39,775
Alphabet, Inc., Class C1	221,251	29,630
Meta Platforms, Inc., Class A1	114,387	37,422
Netflix, Inc.[1]	35,281	16,722
Comcast Corp., Class A	235,260	9,855
Charter Communications, Inc., Class A1	16,495	6,600
Take-Two Interactive Software, Inc.[1]	26,381	4,173
		144,177

Consumer discretionary 8.73%
Amazon.com, Inc.[1]	274,412	40,089
Royal Caribbean Cruises, Ltd.[1]	148,686	15,978
Hilton Worldwide Holdings, Inc.	77,204	12,933
Restaurant Brands International, Inc.	158,971	11,300
Home Depot, Inc.	27,885	8,742
Churchill Downs, Inc.	67,308	7,792
Wyndham Hotels & Resorts, Inc.	95,141	7,358
General Motors Co.	232,250	7,339
InterContinental Hotels Group PLC	92,586	7,149
Chipotle Mexican Grill, Inc.[1]	2,785	6,133
NIKE, Inc., Class B	50,711	5,592
Burlington Stores, Inc.[1]	28,416	4,819
Entain PLC	303,953	3,080
		138,304

Capital Group equity exchange-traded funds	17

Capital Group Core Equity ETF (continued)

Common stocks (continued)	Shares	Value (000)
Consumer staples 4.89%
Philip Morris International, Inc.	348,053	$32,494
British American Tobacco PLC	600,541	19,045
Dollar Tree Stores, Inc.[1]	63,040	7,791
Molson Coors Beverage Co., Class B, restricted voting shares	124,916	7,687
General Mills, Inc.	84,001	5,348
Anheuser-Busch InBev SA/NV	81,819	5,131
		77,496

Energy 3.48%
Chevron Corp.	112,861	16,207
Canadian Natural Resources, Ltd. (CAD denominated)	202,704	13,535
ConocoPhillips	111,481	12,884
Baker Hughes Co., Class A	266,156	8,983
TC Energy Corp.	91,675	3,440
		55,049

Utilities 3.46%
PG&E Corp.[1]	952,149	16,348
Edison International	146,739	9,830
Constellation Energy Corp.	67,275	8,143
Sempra	88,708	6,464
CenterPoint Energy, Inc.	185,924	5,256
AES Corp.	265,089	4,562
Engie SA	245,154	4,248
		54,851

Materials 2.40%
Linde PLC	28,993	11,996
Celanese Corp.	64,861	8,994
LyondellBasell Industries NV	56,171	5,342
Corteva, Inc.	97,110	4,389
ATI, Inc.[1]	86,979	3,823
Vale SA (ADR), ordinary nominative shares	231,923	3,479
		38,023

Real estate 1.39%
VICI Properties, Inc. REIT	408,721	12,217
Equinix, Inc. REIT	12,000	9,780
		21,997

Total common stocks (cost: $1,337,939,000)		1,525,330

Short-term securities 3.59%
Money market investments 3.59%
Capital Group Central Cash Fund 5.46%[2,3]	568,945	56,894

Total short-term securities (cost: $56,890,000)		56,894
Total investment securities 99.88% (cost: $1,394,829,000)		1,582,224
Other assets less liabilities 0.12%		1,977

Net assets 100.00%		$1,584,201

18	Capital Group equity exchange-traded funds

Capital Group Core Equity ETF (continued)

Investments in affiliates[3]

	Value at 6/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 11/30/2023 (000)	Dividend or interest income (000)
Short-term securities 3.59%
Money market investments 3.59%
Capital Group Central Cash Fund 5.46%[2]	$44,001	$87,167	$74,280	$4	$2	$56,894	$1,161

[1]	Security did not produce income during the last 12 months.
[2]	Rate represents the seven-day yield at November 30, 2023.
[3]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)

ADR = American Depositary Receipts

CAD = Canadian dollars

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

Capital Group equity exchange-traded funds	19

Capital Group Dividend Value ETF
Investment portfolio November 30, 2023	unaudited

Sector diversification	Percent of net assets

Largest equity holdings	Percent of net assets
Microsoft	6.46%
Broadcom	6.19
RTX	5.03
American International Group	4.27
Carrier Global	3.67
General Electric	3.21
Philip Morris International	3.15
Linde	2.97
Abbott Laboratories	2.92
Texas Instruments	2.43

Common stocks 96.31%	Shares	Value (000)
Information technology 22.14%
Microsoft Corp.	825,666	$312,853
Broadcom, Inc.	323,710	299,668
Texas Instruments, Inc.	770,834	117,714
Intel Corp.	2,166,014	96,821
Apple, Inc.	484,532	92,037
Micron Technology, Inc.	809,705	61,635
EPAM Systems, Inc.[1]	182,603	47,146
Marvell Technology, Inc.	786,453	43,829
		1,071,703

Industrials 20.12%
RTX Corp.	2,991,185	243,722
Carrier Global Corp.	3,420,448	177,726
General Electric Co.	1,273,896	155,161
General Dynamics Corp.	458,923	113,340
Union Pacific Corp.	448,569	101,049
United Rentals, Inc.	185,189	88,154
Illinois Tool Works, Inc.	272,905	66,100
TFI International, Inc.	241,795	28,575
		973,827

Health care 14.75%
Abbott Laboratories	1,357,098	141,532
GE HealthCare Technologies, Inc.[1]	1,530,458	104,775
AbbVie, Inc.	582,735	82,975
Amgen, Inc.	295,430	79,660
Gilead Sciences, Inc.	1,037,043	79,437
UnitedHealth Group, Inc.	132,689	73,373
CVS Health Corp.	817,966	55,581
Danaher Corp.	221,124	49,379
Medtronic PLC	597,095	47,332
		714,044

Consumer discretionary 7.38%
D.R. Horton, Inc.	606,314	77,408
McDonald’s Corp.	267,863	75,495
Royal Caribbean Cruises, Ltd.[1]	684,759	73,584
TopBuild Corp.[1]	181,829	53,781
Hasbro, Inc.	919,192	42,660
Amazon.com, Inc.[1]	235,252	34,368
		357,296

20	Capital Group equity exchange-traded funds

Capital Group Dividend Value ETF (continued)

Common stocks (continued)	Shares	Value (000)
Consumer staples 7.25%
Philip Morris International, Inc.	1,632,012	$152,365
British American Tobacco PLC	3,414,618	108,287
Altria Group, Inc.	1,140,093	47,929
Coca-Cola Co.	723,819	42,300
		350,881

Energy 6.35%
EOG Resources, Inc.	836,756	102,980
Canadian Natural Resources, Ltd.	1,208,407	80,722
Baker Hughes Co., Class A	1,563,843	52,780
Cenovus Energy, Inc.	2,453,800	43,526
Chevron Corp.	192,531	27,647
		307,655

Financials 5.63%
American International Group, Inc.	3,143,888	206,899
JPMorgan Chase & Co.	420,564	65,642
		272,541

Materials 5.60%
Linde PLC	346,733	143,468
Celanese Corp.	597,306	82,822
Freeport-McMoRan, Inc.	1,195,910	44,631
		270,921

Communication services 4.13%
Meta Platforms, Inc., Class A1	223,334	73,064
Alphabet, Inc., Class A1	501,752	66,497
Comcast Corp., Class A	1,439,653	60,307
		199,868

Utilities 2.96%
NextEra Energy, Inc.	905,709	52,993
PG&E Corp.[1]	2,949,537	50,644
Edison International	589,044	39,460
		143,097

Total common stocks (cost: $4,217,506,000)		4,661,833

Short-term securities 4.11%
Money market investments 4.11%
Capital Group Central Cash Fund 5.46%[2,3]	1,991,110	199,111

Total short-term securities (cost: $199,103,000)		199,111
Total investment securities 100.42% (cost: $4,416,609,000)		4,860,944
Other assets less liabilities (0.42)%		(20,361)

Net assets 100.00%		$4,840,583

Capital Group equity exchange-traded funds	21

Capital Group Dividend Value ETF (continued)

Investments in affiliates3

	Value at 6/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 11/30/2023 (000)	Dividend or interest income (000)
Short-term securities 4.11%
Money market investments 4.11%
Capital Group Central Cash Fund 5.46%[2]	$87,922	$532,303	$421,128	$11	$3	$199,111	$3,233

[1]	Security did not produce income during the last 12 months.
[2]	Rate represents the seven-day yield at November 30, 2023.
[3]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

22	Capital Group equity exchange-traded funds

Capital Group Dividend Growers ETF
Investment portfolio November 30, 2023	unaudited

Sector diversification	Percent of net assets

Largest equity holdings	Percent of net assets
Broadcom	4.29%
Equinix	3.05
Taiwan Semiconductor Manufacturing Co.	2.95
CenterPoint Energy	2.28
VICI Properties	2.26
Philip Morris International	2.25
BP	2.11
Nippon Telegraph and Telephone	2.04
Eli Lilly	1.91
RTX	1.84

Common stocks 96.48%	Shares	Value (000)
Industrials 16.81%
RTX Corp.	16,713	$1,362
Broadridge Financial Solutions, Inc.	6,438	1,248
Airbus SE, non-registered shares	6,977	1,034
Carrier Global Corp.	17,459	907
Paychex, Inc.	6,908	843
RELX PLC	20,314	780
Canadian National Railway Co. (CAD denominated)	6,249	725
Northrop Grumman Corp.	1,484	705
BAE Systems PLC	51,274	680
FedEx Corp.	2,604	674
Trinity Industries, Inc.	25,456	635
Honeywell International, Inc.	3,120	611
Hitachi, Ltd.	8,700	604
ITOCHU Corp.	15,300	592
Norfolk Southern Corp.	2,506	547
Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	3,253	495
		12,442

Financials 12.65%
CME Group, Inc., Class A	5,177	1,130
Banca Generali SpA	31,705	1,129
Morgan Stanley	13,374	1,061
Euronext NV	11,504	954
Webster Financial Corp.	19,417	871
AIA Group, Ltd.	99,000	854
DBS Group Holdings, Ltd.	35,200	835
United Overseas Bank, Ltd.	34,300	698
Truist Financial Corp.	21,328	686
JPMorgan Chase & Co.	3,995	624
KB Financial Group, Inc. (ADR)	12,851	518
		9,360

Consumer staples 11.32%
Philip Morris International, Inc.	17,853	1,667
Nestlé SA	11,800	1,339
Danone SA	15,279	981
Imperial Brands PLC	37,801	881
British American Tobacco PLC	25,586	811
General Mills, Inc.	11,347	722
Dollar General Corp.	5,413	710
Unilever PLC	14,072	669
Constellation Brands, Inc., Class A	2,490	599
		8,379

Capital Group equity exchange-traded funds	23

Capital Group Dividend Growers ETF (continued)

Common stocks (continued)	Shares	Value (000)
Information technology 11.22%
Broadcom, Inc.	3,429	$3,174
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	22,403	2,180
SAP SE	7,576	1,200
KLA Corp.	2,138	1,165
Texas Instruments, Inc.	3,825	584
		8,303

Real estate 9.31%
Equinix, Inc. REIT	2,766	2,254
VICI Properties, Inc. REIT	55,829	1,669
Link REIT	147,200	727
Gaming and Leisure Properties, Inc. REIT	13,405	627
Welltower, Inc. REIT	6,388	569
CK Asset Holdings, Ltd.	112,500	534
Longfor Group Holdings, Ltd.	285,500	506
		6,886

Consumer discretionary 8.68%
Industria de Diseño Textil, SA	24,954	1,027
Tractor Supply Co.	4,970	1,009
Starbucks Corp.	9,444	938
LVMH Moët Hennessy-Louis Vuitton SE	1,152	881
Kering SA	1,962	841
Bridgestone Corp.	16,300	670
Galaxy Entertainment Group, Ltd.	104,000	538
YUM! Brands, Inc.	4,107	516
		6,420

Health care 7.81%
Eli Lilly and Co.	2,393	1,414
AstraZeneca PLC	10,460	1,337
UnitedHealth Group, Inc.	2,001	1,106
Abbott Laboratories	9,098	949
Merck & Co., Inc.	4,838	496
Bristol-Myers Squibb Co.	9,656	477
		5,779

Utilities 7.20%
CenterPoint Energy, Inc.	59,769	1,690
Engie SA	75,644	1,311
Iberdrola, SA, non-registered shares	77,331	955
Edison International	11,335	759
AES Corp.	35,699	614
		5,329

Energy 6.13%
BP PLC	257,597	1,558
TC Energy Corp. (CAD denominated)	22,962	861
Schlumberger NV	15,695	817
TotalEnergies SE	11,919	808
Equitrans Midstream Corp.	52,255	490
		4,534

Communication services 3.28%
Nippon Telegraph and Telephone Corp.	1,292,500	1,509
Koninklijke KPN NV	267,984	918
		2,427

24	Capital Group equity exchange-traded funds

Capital Group Dividend Growers ETF (continued)

Common stocks (continued)	Shares	Value (000)
Materials 2.07%
Vale SA (ADR), ordinary nominative shares	67,489	$1,012
Dow, Inc.	10,105	523
		1,535

Total common stocks (cost: $68,166,000)		71,394

Short-term securities 3.25%
Money market investments 3.25%
Capital Group Central Cash Fund 5.46%[1,2]	24,021	2,402

Total short-term securities (cost: $2,402,000)		2,402
Total investment securities 99.73% (cost: $70,568,000)		73,796
Other assets less liabilities 0.27%		201

Net assets 100.00%		$73,997

Investments in affiliates2

	Value at 9/26/2023[3] (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)		Net unrealized appreciation (depreciation) (000)		Value at 11/30/2023 (000)	Dividend or interest income (000)
Short-term securities 3.25%
Money market investments 3.25%
Capital Group Central Cash Fund 5.46%[1]	$—	$7,529	$5,127	$—	[4]	$—	[4]	$2,402	$21

[1]	Rate represents the seven-day yield at November 30, 2023.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[3]	Commencement of operations.
[4]	Amount less than one thousand.

Key to abbreviation(s)

ADR = American Depositary Receipts

CAD = Canadian dollars

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

Capital Group equity exchange-traded funds	25

Financial statements

Statements of assets and liabilities	unaudited
at November 30, 2023	(dollars and shares in thousands, except per-share amounts)

	Growth ETF		Global Growth Equity ETF	International Focus Equity ETF	International Equity ETF		Core Equity ETF
Assets:
Investment securities, at value:
Unaffiliated issuers	$3,369,797		$2,181,085	$1,715,038	$38,300		$1,525,330
Affiliated issuers	39,082		78,742	45,074	2,893		56,894
Cash	51		51	457	50		50
Cash denominated in currencies other than U.S. dollars	—	*	2	221	—	*	—	*
Receivables for:
Sales of investments	—		—	21,167	—		—
Sales of fund’s shares	8,500		22,617	21,809	—		12,889
Dividends and interest	1,972		1,643	906	48		1,531
	3,419,402		2,284,140	1,804,672	41,291		1,596,694

Liabilities:
Payables for:
Purchases of investments	8,150		21,075	46,278	—		12,098
Investment advisory services	1,020		824	735	16		395
Non-U.S. taxes	—		—	1,726	—		—
	9,170		21,899	48,739	16		12,493
Net assets at November 30, 2023	$3,410,232		$2,262,241	$1,755,933	$41,275		$1,584,201

Net assets consist of:
Capital paid in on shares of beneficial interest	$2,919,714		$2,035,495	$1,699,790	$38,877		$1,412,592
Total distributable earnings	490,518		226,746	56,143	2,398		171,609
Net assets at November 30, 2023	$3,410,232		$2,262,241	$1,755,933	$41,275		$1,584,201

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Net assets	$3,410,232		$2,262,241	$1,755,933	$41,275		$1,584,201
Shares outstanding	128,384		92,084	77,324	1,564		58,784
Net asset value per share	$26.56		$24.57	$22.71	$26.39		$26.95

Investment securities, at cost:
Unaffiliated issuers	$2,797,455		$1,897,934	$1,586,952	$35,933		$1,337,939
Affiliated issuers	39,079		78,738	45,070	2,893		56,890
Cash denominated in currencies other than U.S. dollars, at cost	—	*	2	222	—	*	—	*

Refer to the end of the statements of assets and liabilities for footnote.

Refer to the notes to financial statements.

26	Capital Group equity exchange-traded funds

Financial statements (continued)

Statements of assets and liabilities	unaudited
at November 30, 2023 (continued)	(dollars and shares in thousands, except per-share amounts)

	Dividend Value ETF		Dividend Growers ETF
Assets:
Investment securities, at value:
Unaffiliated issuers	$4,661,833		$71,394
Affiliated issuers	199,111		2,402
Cash	49		50
Cash denominated in currencies other than U.S. dollars	—	*	8
Receivables for:
Sales of investments	7,593		—
Sales of fund’s shares	73,792		—
Dividends and interest	4,623		166
	4,947,001		74,020

Liabilities:
Payables for:
Purchases of investments	105,211		—
Investment advisory services	1,207		23
Non-U.S. taxes	—		—
	106,418		23
Net assets at November 30, 2023	$4,840,583		$73,997

Net assets consist of:
Capital paid in on shares of beneficial interest	$4,395,827		$70,637
Total distributable earnings	444,756		3,360
Net assets at November 30, 2023	$4,840,583		$73,997

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Net assets	$4,840,583		$73,997
Shares outstanding	172,604		2,844
Net asset value per share	$28.04		$26.02
Investment securities, at cost:
Unaffiliated issuers	$4,217,506		$68,166
Affiliated issuers	199,103		2,402
Cash denominated in currencies other than U.S. dollars, at cost	—	*	8

*	Amount less than one thousand.

Refer to the notes to financial statements.

Capital Group equity exchange-traded funds	27

Financial statements (continued)

Statements of operations	unaudited
for the six months ended November 30, 2023	(dollars in thousands)

	Growth ETF	Global Growth Equity ETF	International Focus Equity ETF	International Equity ETF[1]		Core Equity ETF
Investment income:
Income (net of non-U.S. taxes2):
Dividends:
Unaffiliated issuers	$11,261	$10,367	$10,899	$102		$9,571
Affiliated issuers	1,368	1,657	1,667	—		1,161
	12,629	12,024	12,566	102		10,732
Fees and expenses:
Investment advisory services	5,191	4,474	4,100	30		1,927
Net investment income	7,438	7,550	8,466	72		8,805

Net realized (loss) gain and unrealized appreciation:
Net realized (loss) gain[2] on:
Investments in:
Unaffiliated issuers	(58,638)	(44,447)	(48,450)	(42)		(13,397)
Affiliated issuers	13	— [3]	10	—	[3]	4
In-kind redemptions	58,214	29,787	21,779	—		16,765
Currency transactions	3	(104)	(224)	1		(7)
	(408)	(14,764)	(26,885)	(41)		3,365

Net unrealized appreciation (depreciation)[2] on:
Investments in:
Unaffiliated issuers	335,574	124,695	42,650	2,367		119,800
Affiliated issuers	1	5	(1)	—		2
Currency translations	— [3]	5	(124)	—	[3]	(2)
	335,575	124,705	42,525	2,367		119,800
Net realized (loss) gain and unrealized appreciation:	335,167	109,941	15,640	2,326		123,165
Net increase in net assets resulting from operations	$342,605	$117,491	$24,106	$2,398		$131,970

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

28	Capital Group equity exchange-traded funds

Financial statements (continued)

Statements of operations	unaudited
for the six months ended November 30, 2023 (continued)	(dollars in thousands)

	Dividend Value ETF	Dividend Growers ETF[1]
Investment income:
Income (net of non-U.S. taxes2):
Dividends:
Unaffiliated issuers	$34,217	$270
Affiliated issuers	3,233	21
	37,450	291
Fees and expenses:
Investment advisory services	5,339	40
Net investment income	32,111	251

Net realized (loss) gain and unrealized appreciation:
Net realized (loss) gain[2] on:
Investments in:
Unaffiliated issuers	(48,231)	(118)
Affiliated issuers	11	— [3]
In-kind redemptions	78,121	—
Currency transactions	(7)	(1)
	29,894	(119)

Net unrealized appreciation (depreciation)[2] on:
Investments in:
Unaffiliated issuers	286,546	3,228
Affiliated issuers	3	—
Currency translations	(18)	— [3]
	286,531	3,228
Net realized (loss) gain and unrealized appreciation:	316,425	3,109
Net increase in net assets resulting from operations	$348,536	$3,360

[1]	For the period September 26, 2023, commencement of operations, to November 30, 2023.
[2]	Additional information related to non-U.S. taxes is included in the notes to financial statements.
[3]	Amount less than one thousand.

Refer to the notes to financial statements.

Capital Group equity exchange-traded funds	29

Financial statements (continued)

Statements of changes in net assets	(dollars in thousands)

	Growth ETF		Global Growth Equity ETF		International Focus Equity ETF
	Six months ended November 30, 2023*	Year ended May 31, 2023	Six months ended November 30, 2023*	Year ended May 31, 2023	Six months ended November 30, 2023*	Year ended May 31, 2023
Operations:
Net investment income	$7,438	$7,045	$7,550	$11,234	$8,466	$13,135
Net realized (loss) gain	(408)	(73,536)	(14,764)	(38,597)	(26,885)	(38,563)
Net unrealized appreciation	335,575	250,331	124,705	162,966	42,525	83,988
Total increase in net assets resulting from operations	342,605	183,840	117,491	135,603	24,106	58,560

Distributions paid to shareholders	(4,946)	(3,264)	(8,182)	(4,483)	(8,685)	(5,962)

Net capital share transactions	1,008,453	1,598,275	530,921	1,270,648	442,582	1,057,236

Total increase in net assets	1,346,112	1,778,851	640,230	1,401,768	458,003	1,109,834

Net assets:
Beginning of period	2,064,120	285,269	1,622,011	220,243	1,297,930	188,096
End of period	$3,410,232	$2,064,120	$2,262,241	$1,622,011	$1,755,933	$1,297,930

	International Equity ETF	Core Equity ETF		Dividend Value ETF
	Period ended November 30, 2023*,†	Six months ended November 30, 2023*	Year ended May 31, 2023	Six months ended November 30, 2023*	Year ended May 31, 2023
Operations:
Net investment income	$72	$8,805	$8,637	$32,111	$25,897
Net realized (loss) gain	(41)	3,365	(19,479)	29,894	(24,394)
Net unrealized appreciation	2,367	119,800	69,078	286,531	160,997
Total increase in net assets resulting from operations	2,398	131,970	58,236	348,536	162,500

Distributions paid to shareholders	—	(6,962)	(6,470)	(24,666)	(19,113)

Net capital share transactions	38,877	566,278	676,898	2,325,060	1,747,392

Total increase in net assets	41,275	691,286	728,664	2,648,930	1,890,779

Net assets:
Beginning of period	—	892,915	164,251	2,191,653	300,874
End of period	$41,275	$1,584,201	$892,915	$4,840,583	$2,191,653

Refer to the end of the statements of changes in net assets for footnotes.

Refer to the notes to financial statements.

30	Capital Group equity exchange-traded funds

Financial statements (continued)

Statements of changes in net assets (continued)	(dollars in thousands)

Dividend Growers ETF
Period ended November 30, 2023*,†
Operations:
Net investment income	$251
Net realized (loss) gain	(119)
Net unrealized appreciation	3,228
Total increase in net assets resulting from operations	3,360

Distributions paid to shareholders	—

Net capital share transactions	70,637

Total increase in net assets	73,997

Net assets:
Beginning of period	—
End of period	$73,997

*	Unaudited.
†	For the period September 26, 2023, commencement of operations, to November 30, 2023.

Refer to the notes to financial statements.

Capital Group equity exchange-traded funds	31

Notes to financial statements	unaudited

1. Organization

Capital Group Growth ETF (“Growth ETF”), Capital Group Global Growth Equity ETF (“Global Growth Equity ETF”), Capital Group International Focus Equity ETF (“International Focus Equity ETF”), Capital Group International Equity ETF (“International Equity ETF”), Capital Group Core Equity ETF (“Core Equity ETF”), Capital Group Dividend Value ETF (“Dividend Value ETF”), and Capital Group Dividend Growers ETF (“Dividend Growers ETF”) (each a “fund”, or collectively the “funds”) each operate as an exchange-traded fund and are registered under the Investment Company Act of 1940, as amended, as open-end, nondiversified management investment companies.

The funds’ investment objectives are as follows:

Growth ETF – To provide growth of capital.

Global Growth Equity ETF – To provide long-term growth of capital.

International Focus Equity ETF – To provide long-term growth of capital.

International Equity ETF – To provide prudent growth of capital and conservation of principal.

Core Equity ETF – To achieve long-term growth of capital and income.

Dividend Value ETF – To produce income exceeding the average yield on U.S. stocks generally and provide an opportunity for growth of principal consistent with sound common stock investing.

Dividend Growers ETF – To provide long-term total returns.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the funds’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in each fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

32	Capital Group equity exchange-traded funds

3. Valuation

Capital Research and Management Company (“CRMC”), the funds’ investment adviser, values each fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by each fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The funds’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the funds’ investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the funds’ investment adviser and approved by each fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Capital Group equity exchange-traded funds	33

Processes and structure — Each fund’s board of trustees has designated the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. Each fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The funds’ investment adviser classifies each fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of November 30, 2023 (dollars in thousands):

Growth ETF

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Information technology	$715,324	$—	$—		$715,324
Communication services	624,155	—	—		624,155
Consumer discretionary	517,743	—	—		517,743
Health care	467,006	—	—		467,006
Industrials	385,282	—	—		385,282
Financials	250,410	—	—		250,410
Energy	164,999	—	—		164,999
Consumer staples	131,900	—	—		131,900
Materials	70,638	—	—		70,638
Utilities	28,852	—	—		28,852
Real estate	13,488	—	—		13,488
Rights & warrants	—	—	—	*	—	*
Short-term securities	39,082	—	—		39,082
Total	$3,408,879	$—	$—	*	$3,408,879

*	Amount less than one thousand.

34	Capital Group equity exchange-traded funds

Global Growth Equity ETF

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Information technology	$628,299	$—	$—		$628,299
Health care	398,081	—	—		398,081
Consumer discretionary	337,114	—	—		337,114
Financials	260,896	—	—		260,896
Industrials	155,196	—	—		155,196
Consumer staples	107,267	—	—		107,267
Communication services	97,324	—	—		97,324
Materials	92,376	—	—		92,376
Energy	69,500	—	—	*	69,500
Preferred securities	35,032	—	—		35,032
Short-term securities	78,742	—	—		78,742
Total	$2,259,827	$—	$—	*	$2,259,827

*	Amount less than one thousand.

International Focus Equity ETF

At November 30, 2023, all of the fund’s investment securities were classified as Level 1.

International Equity ETF

At November 30, 2023, all of the fund’s investment securities were classified as Level 1.

Core Equity ETF

At November 30, 2023, all of the fund’s investment securities were classified as Level 1.

Dividend Value ETF

At November 30, 2023, all of the fund’s investment securities were classified as Level 1.

Dividend Growers ETF

At November 30, 2023, all of the fund’s investment securities were classified as Level 1.

4. Risk factors

Investing in each fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by a fund may decline due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Events (including public health emergencies, such as the spread of infectious disease), bank failures and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Capital Group equity exchange-traded funds	35

Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of a fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S. may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy in a manner that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

36	Capital Group equity exchange-traded funds

Market trading — Each fund’s shares are listed for trading on an exchange and are bought and sold on the secondary market at market prices. The market prices of each fund’s shares are expected to fluctuate, in some cases materially, in response to changes in the fund’s net asset value (“NAV”), the intraday value of each fund’s holdings, and supply and demand for each fund’s shares. The existence of significant market volatility, disruptions to creations and redemptions, or potential lack of an active trading market for fund shares and/or for the holdings of the fund (including through a trading halt), among other factors, may result in the shares of each fund trading significantly above (at a premium) or below (at a discount) to NAV and bid-ask spreads may widen. A bid-ask spread is the “spread” or difference between what investors are willing to pay for fund shares (the “bid” price) and the price at which they are willing to sell fund shares (the “ask” price). If you buy fund shares when their market price is at a premium or sell the fund shares when their market price is at a discount, you may pay more than, or receive less than, NAV, respectively.

Foreign securities held by the funds may be traded in markets that close at a different time than the exchange on which the fund’s shares are listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the fund’s exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the fund’s exchange and the corresponding premium or discount to the fund’s NAV may widen.

Authorized participant concentration — Only authorized participants may engage in creation or redemption transactions directly with each of the funds, and none of them is obligated to do so. Each fund has a limited number of institutions that may act as authorized participants. If authorized participants exit the business or are unable to or elect not to engage in creation or redemption transactions, and no other authorized participant engages in such function, fund shares may trade at a premium or discount to NAV and/or at wider intraday bid-ask spreads and possibly face trading halts or delisting.

Nondiversification — As nondiversified funds, each fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if each fund were invested in a larger number of issuers. Each fund’s share price can be expected to fluctuate more than might be the case if each fund were more broadly diversified.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended November 30, 2023, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The funds generally record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses; non-U.S. taxes on capital gains and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Capital Group equity exchange-traded funds	37

Additional tax basis disclosures for each fund as of November 30, 2023 are as follows (dollars in thousands):

	Growth ETF	Global Growth Equity ETF	International Focus Equity ETF	International Equity ETF	Core Equity ETF
As of May 31, 2023
Undistributed ordinary income	$4,008	$6,942	$8,167	$—	$2,382
Capital loss carryforward*	(83,417)	(41,965)	(45,073)	—	(22,437)
As of November 30, 2023
Gross unrealized appreciation on investments	597,222	319,869	209,002	2,694	205,316
Gross unrealized depreciation on investments	(31,144)	(43,119)	(86,638)	(334)	(19,812)
Net unrealized appreciation on investments	566,078	276,750	122,364	2,360	185,504
Cost of investments	2,842,801	1,983,077	1,637,748	38,833	1,396,720

	Dividend Value ETF	Dividend Growers ETF
As of May 31, 2023
Undistributed ordinary income	$7,273	$—
Capital loss carryforward*	(42,890)	—
As of November 30, 2023
Gross unrealized appreciation on investments	481,903	3,652
Gross unrealized depreciation on investments	(42,255)	(426)
Net unrealized appreciation on investments	439,648	3,226
Cost of investments	4,421,296	70,570

*	Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in future years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

No distributions were paid to shareholders of the International Equity ETF and Dividend Growers ETF during the period September 26, 2023, commencement of operations, through November 30, 2023. Distributions paid by all other funds were characterized for tax purposes as follows (dollars in thousands):

	Six months ended November 30, 2023			Year ended May 31, 2023
Fund	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Growth ETF	$4,946	$—	$4,946	$3,264	$—	$3,264
Global Growth Equity ETF	8,182	—	8,182	4,483	—	4,483
International Focus Equity ETF	8,685	—	8,685	5,962	—	5,962
Core Equity ETF	6,962	—	6,962	6,470	—	6,470
Dividend Value ETF	24,666	—	24,666	19,113	—	19,113

6. Fees and transactions

CRMC, the funds’ investment adviser, is the parent company of American Funds Distributors, Inc.® (“AFD”), the principal underwriter of the fund’s’ shares. CRMC and AFD are considered related parties to the funds.

Investment advisory services – Each fund has an investment advisory and service agreement with CRMC that provides for monthly fees, accrued daily. These fees are based on an annual rate of daily net assets as follows:

Fund	Annual rate
Growth ETF	0.39%
Global Growth Equity ETF	0.47
International Focus Equity ETF	0.54
International Equity ETF	0.54
Core Equity ETF	0.33
Dividend Value ETF	0.33
Dividend Growers ETF	0.47

38	Capital Group equity exchange-traded funds

Under the terms of the agreements, in addition to providing investment advisory services, the investment adviser and its affiliates provide certain administrative services to help assist third parties providing non-distribution services to the funds’ shareholders. These services include providing in-depth information on each fund and market developments that impact each fund’s investments. The agreement provides that the investment adviser will pay all ordinary operating expenses of each fund other than management fees, interest expenses, taxes, acquired fund fees and expenses, costs of holding shareholder meetings, legal fees and expenses relating to arbitration or litigation, payments under each fund’s plan of distribution (if any) and other non-routine or extraordinary expenses. Additionally, each fund will be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable.

Transfer agency and administration services – Each fund has entered into a transfer agency and service agreement and an administration agreement with State Street Bank and Trust Company (“State Street”). Under the terms of the transfer agency agreement, State Street (or an agent, including an affiliate) acts as transfer agent and dividend disbursing agent for each fund. Under the terms of the administration agreement, State Street provides necessary administrative, legal, tax and accounting, regulatory and financial reporting services for the maintenance and operations of each fund. The investment adviser bears the costs of services under these agreements.

Affiliated officers and trustees – Officers and certain trustees of each fund are or may be considered to be affiliated with CRMC and AFD. No affiliated officers or trustees received any compensation directly from any of the funds.

Investment in CCF — Each fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for each fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC. CCF shares are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — Each fund may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by each fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

The following table presents purchase and sale transactions between each fund and related funds, and net realized losses from such sales, if any, as of November 30, 2023 (dollars in thousands):

Fund	Purchases	Sales	Net realized loss
Growth ETF	$10,979	$5,759	$(1,308)
Global Growth Equity ETF	1,571	8,430	(268)
International Focus Equity ETF	10,432	—	—
Core Equity ETF	2,360	5,114	(1,468)
Dividend Value ETF	56,452	6,006	(516)

Interfund lending — Pursuant to an exemptive order issued by the SEC, the funds, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. None of the funds lent or borrowed cash through the interfund lending program at any time during the six months ended November 30, 2023.

7. Indemnifications

Each fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, each fund may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against each fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to each fund’s board members and officers.

Capital Group equity exchange-traded funds	39

8. Capital share transactions

Each fund issues and redeems shares at NAV only with certain authorized participants in large increments known as creation units. Purchases of creation units are made by tendering a basket of designated securities and cash to a fund, and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per creation unit on the transaction date. The funds may issue creation units to authorized participants in advance of the delivery and settlement of all or a portion of the designated securities. When this occurs, the authorized participant provides cash collateral in an amount equal to 105% of the daily marked to market value of the securities that have not yet been delivered to the fund. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. Realized gains or losses resulting from redemptions of shares in-kind are reflected separately in each fund’s statement of operations.

Each fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming creation units of a fund. The transaction fee is used to defray the costs associated with the issuance and redemption of creation units. In addition, for cash creation unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the authorized participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in each fund’s statement of changes in net assets.

Capital share transactions in each fund were as follows (dollars and shares in thousands):

Growth ETF

	Sales		Reinvestments of distributions		Repurchases		Net increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended November 30, 2023

	$1,208,035	48,020	$—	—	$(199,582)	(7,880)	$1,008,453	40,140

Year ended May 31, 2023

	$1,640,870	77,320	$—	—	$(42,595)	(1,880)	$1,598,275	75,440

Global Growth Equity ETF

	Sales		Reinvestments of distributions		Repurchases		Net increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended November 30, 2023

	$681,344	28,560	$—	—	$(150,423)	(6,320)	$530,921	22,240

Year ended May 31, 2023

	$1,296,939	60,840	$—	—	$(26,291)	(1,160)	$1,270,648	59,680

International Focus Equity ETF

	Sales		Reinvestments of distributions		Repurchases		Net increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended November 30, 2023

	$523,434	23,040	$—	—	$(80,852)	(3,520)	$442,582	19,520

Year ended May 31, 2023

	$1,117,811	52,320	$—	—	$(60,575)	(2,760)	$1,057,236	49,560

40	Capital Group equity exchange-traded funds

International Equity ETF

Sales		Reinvestments of distributions		Repurchases		Net increase
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

For the period September 26, 2023*, through November 30, 2023

$38,877	1,564	$—	—	$—	—	$38,877	1,564

Core Equity ETF

Sales		Reinvestments of distributions		Repurchases		Net increase
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended November 30, 2023

$622,560	24,280	$—	—	$(56,282)	(2,200)	$566,278	22,080

Year ended May 31, 2023

$698,131	30,700	$—	—	$(21,233)	(920)	$676,898	29,780

Dividend Value ETF

Sales		Reinvestments of distributions		Repurchases		Net increase
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended November 30, 2023

$2,644,213	98,140	$—	—	$(319,153)	(11,840)	$2,325,060	86,300

Year ended May 31, 2023

$1,822,959	77,100	$—	—	$(75,567)	(3,040)	$1,747,392	74,060

Dividend Growers ETF

Sales		Reinvestments of distributions		Repurchases		Net increase
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

For the period September 26, 2023*, through November 30, 2023

$70,637	2,844	$—	—	$—	—	$70,637	2,844

*	Commencement of operations.

Capital Group equity exchange-traded funds	41

9. Investment transactions and other disclosures

The following table presents purchases and sales of investments, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, during the six months ended November 30, 2023 (dollars in thousands):

Fund	Purchases	Sales
Growth ETF	$565,300	$302,680
Global Growth Equity ETF	569,365	397,331
International Focus Equity ETF	499,117	287,546
International Equity ETF	2,065	943
Core Equity ETF	249,253	159,929
Dividend Value ETF	965,992	487,891
Dividend Growers ETF	4,758	1,413

The following table presents the value of securities received and delivered in-kind from the authorized participants to support creation and redemption transactions, if any, during the six months ended November 30, 2023 (dollars in thousands):

Fund	In-kind creations	In-kind redemptions
Growth ETF	$951,154	$199,108
Global Growth Equity ETF	474,131	148,482
International Focus Equity ETF	304,344	80,932
International Equity ETF	34,092	—
Core Equity ETF	521,699	56,290
Dividend Value ETF	2,064,756	315,528
Dividend Growers ETF	63,591	—

The following table presents additional information for each fund for the six months ended November 30, 2023 (dollars in thousands):

Fund	Non-U.S. taxes paid on dividend income	Non-U.S. taxes paid on realized gains	Non-U.S. taxes provided on unrealized appreciation
Growth ETF	$286	$—	$—
Global Growth Equity ETF	634	85	—
International Focus Equity ETF	924	554	1,726
International Equity ETF	5	—	—
Core Equity ETF	110	—	—
Dividend Value ETF	192	—	—
Dividend Growers ETF	9	—	—

42	Capital Group equity exchange-traded funds

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[2]	Ratio of net income to average net assets
Growth ETF
11/30/2023[3,4]	$23.39	$.07	$3.15	$3.22	$(.05)	$—	$(.05)	$26.56	13.79%[5]	$3,410	.39%[6]	.56%[6]
5/31/2023	22.28	.13	1.05	1.18	(.07)	—	(.07)	23.39	5.33	2,064	.39	.62
5/31/2022[3,7]	24.40	.03	(2.15)	(2.12)	—	—	—	22.28	(8.69)[5]	285	.10 [5]	.13 [5]
Global Growth Equity ETF
11/30/2023[3,4]	$23.22	$.09	$1.37	$1.46	$(.11)	$—	$(.11)	$24.57	6.31%[5]	$2,262	.47%[6]	.79%[6]
5/31/2023	21.67	.28	1.39	1.67	(.12)	—	(.12)	23.22	7.80	1,622	.47	1.27
5/31/2022[3,7]	24.47	.08	(2.88)	(2.80)	—	—	—	21.67	(11.44)[5]	220	.13 [5]	.38 [5]
International Focus Equity ETF
11/30/2023[3,4]	$22.45	$.13	$.27	$.40	$(.14)	$—	$(.14)	$22.71	1.82%[5]	$1,756	.54%[6]	1.12%[6]
5/31/2023	22.82	.38	(.55)	(.17)	(.20)	—	(.20)	22.45	(.68)	1,298	.54	1.74
5/31/2022[3,7]	24.51	.24	(1.93)	(1.69)	—	—	—	22.82	(6.90)[5]	188	.14 [5]	1.07 [5]
International Equity ETF
11/30/2023[3,4,8]	$24.82	$.06	$1.51	$1.57	$—	$—	$—	$26.39	6.33%[5]	$41	.10%[5]	.23%[5]
Core Equity ETF
11/30/2023[3,4]	$24.33	$.19	$2.60	$2.79	$(.17)	$—	$(.17)	$26.95	11.49%[5]	$1,584	.33%[6]	1.51%[6]
5/31/2023	23.72	.39	.52	.91	(.30)	—	(.30)	24.33	3.96	893	.33	1.70
5/31/2022[3,7]	24.63	.08	(.96)	(.88)	(.03)	—	(.03)	23.72	(3.59)[5]	164	.09 [5]	.34 [5]
Dividend Value ETF
11/30/2023[3,4]	$25.39	$.27	$2.62	$2.89	$(.24)	$—	$(.24)	$28.04	11.37%[5]	$4,841	.33%[6]	1.98%[6]
5/31/2023	24.57	.52	.68	1.20	(.38)	—	(.38)	25.39	5.12	2,192	.33	2.16
5/31/2022[3,7]	24.71	.10	(.21)	(.11)	(.03)	—	(.03)	24.57	(.46)[5]	301	.09 [5]	.41 [5]
Dividend Growers ETF
11/30/2023[3,4,8]	$24.76	$.13	$1.13	$1.26	$—	$—	$—	$26.02	5.09%[5]	$74	.08%[5]	.52%[5]

Portfolio turnover rate[9]	Six months ended November 30, 2023[3,4,5]		Year ended May 31, 2023	Period ended May 31, 2022[3,5,7]
Growth ETF	12%		33%	9%
Global Growth Equity ETF	21		39	17
International Focus Equity ETF	20		43	21
International Equity ETF	3	[8]	—	—
Core Equity ETF	14		34	8
Dividend Value ETF	15		30	3
Dividend Growers ETF	3	[8]	—	—

[1]	Based on average shares outstanding.
[2]	Ratios do not include expenses of any Central Funds. Each fund indirectly bears its proportionate share of the expenses of any Central Funds.
[3]	Based on operations for a period that is less than a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Annualized.
[7]	For the period February 22, 2022, commencement of operations, through May 31, 2022.
[8]	For the period September 26, 2023, commencement of operations, through November 30, 2023.
[9]	Rates do not include each fund’s portfolio activity with respect to any Central Funds.

Refer to the notes to financial statements.

Capital Group equity exchange-traded funds	43

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (June 1, 2023, through November 30, 2023).

Actual expenses:

The first line of each fund in the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each fund in the tables below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

44	Capital Group equity exchange-traded funds

Expense example (continued)

	Beginning account value 6/1/2023	Ending account value 11/30/2023	Expenses paid during period		Annualized expense ratio
Growth ETF
Actual return	$1,000.00	$1,137.90	$2.09	*	.39%
Assumed 5% return	1,000.00	1,023.11	1.98	*	.39
Global Growth Equity ETF
Actual return	$1,000.00	$1,063.10	$2.43	*	.47%
Assumed 5% return	1,000.00	1,022.71	2.38	*	.47
International Focus Equity ETF
Actual return	$1,000.00	$1,018.20	$2.73	*	.54%
Assumed 5% return	1,000.00	1,022.36	2.74	*	.54
International Equity ETF
Actual return	$1,000.00	$1,063.30	$.99	†	.54%†
Assumed 5% return	1,000.00	1,022.36	2.74	†	.54 †
Core Equity ETF
Actual return	$1,000.00	$1,114.90	$1.75	*	.33%
Assumed 5% return	1,000.00	1,023.41	1.67	*	.33
Dividend Value ETF
Actual return	$1,000.00	$1,113.70	$1.75	*	.33%
Assumed 5% return	1,000.00	1,023.41	1.67	*	.33
Dividend Growers ETF
Actual return	$1,000.00	$1,050.90	$.86	†	.47%†
Assumed 5% return	1,000.00	1,022.71	2.38	†	.47 †

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
†	The period for the “annualized expense ratio” and “actual return” line is based on the number of days from September 26, 2023, commencement of operations, through November 30, 2023, and accordingly, is not representative of a full period. The “assumed 5% return” line is based on 183 days.

Capital Group equity exchange-traded funds	45

Approval of Investment Advisory and Service Agreement

The boards of Capital Group International Equity ETF and Capital Group Dividend Growers ETF (the “board”), including a majority of its independent board members, have approved each fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an initial term through July 31, 2024. The board determined in the exercise of its business judgment that each fund’s contractual fee rate was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board took into account information prepared specifically in connection with their review of the agreement and information otherwise provided in the meeting material, as well as information previously provided to them in their capacity as board members of other investment companies managed by CRMC, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets will be managed, including liquidity management),financial, investment operations, compliance, trading, proxy voting, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board also considered the nature, extent and quality of administrative services to be provided by CRMC to each fund under the agreement and other agreements. The board considered the risks assumed by CRMC in providing services to each fund, including operational, business, financial, reputational, regulatory and litigation risks. The board concluded that the nature, extent and quality of the services to be provided by CRMC should benefit each fund and its shareholders.

2. Investment results

The board considered the manner in which CRMC proposed to manage each fund in light of its objective and strategy. They also considered the proposed investment policies and restrictions on each fund, and CRMC’s experience in managing similar strategies. On the basis of this evaluation and the board’s plan to undertake ongoing review of investment operations and results, the board concluded that CRMC’s management should benefit each fund and its shareholders. This report, including the letter to shareholders and related disclosures, contains certain information about each fund’s investment results and related benchmarks.

3. Advisory fees and total expenses

The board reviewed the proposed unitary fee structure and considered that CRMC would be, with certain exceptions, responsible for the operating expenses of each fund. The board considered the contractual fee rate that will be paid by each fund to CRMC and compared the estimated expense ratio of each fund to the expense ratios of other relevant funds. The board concluded that the proposed contractual fee rate was fair and reasonable in relation to the services that CRMC proposed to provide, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders would likely receive reasonable value in return for the fees paid to CRMC by each fund.

46	Capital Group equity exchange-traded funds

4. Ancillary benefits

The board considered a variety of other benefits that CRMC and its affiliates could receive as a result of CRMC’s proposed relationship with each fund and other funds it sponsors, including fees for administrative services and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board considered CRMC’s portfolio trading practices, noting that, since 2019, CRMC has borne the cost of third-party research. The board also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements, with all such amounts reimbursed to each fund by CRMC. The board took these ancillary benefits into account in evaluating the reasonableness of the fees payable to CRMC by each fund under the agreement.

5. Adviser financial information

The board considered CRMC’s commitment to providing to each fund the necessary resources, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. The board noted the competitiveness and cyclicality of both the registered fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. The board further considered that shareholders would benefit from the unitary fee structure because expenses would be limited even when each fund was new and not achieving economies of scale. The board also considered the fact that increases in assets would not lead to fee decreases, even if economies of scale are achieved, because the unitary fee structure does not contain breakpoints, and that they would have the opportunity to further review the appropriateness of the fees payable to CRMC under the agreement experienced in the future. The board concluded that each fund’s proposed contractual fee rate reflected a reasonable sharing of benefits between CRMC and each fund’s shareholders.

Capital Group equity exchange-traded funds	47

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48	Capital Group equity exchange-traded funds

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Capital Group equity exchange-traded funds	49

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50	Capital Group equity exchange-traded funds

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Capital Group equity exchange-traded funds	51

Office of the fund

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111-2900

Custodian of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111-2900

Counsel

Dechert LLP

One Bush Street, Suite 1600

San Francisco, CA 94104-4446

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

52	Capital Group equity exchange-traded funds

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call (800) 421-4225 or refer to the Capital Group website at capitalgroup.com.

“Proxy Voting Procedures and Principles” — which describes our procedures and principles for voting portfolio securities — is available at CapitalGroup.com/ETFs. Each fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Past results are not predictive of results in future periods.

For Capital Group Growth ETF, Capital Group Global Growth Equity ETF, Capital Group International Focus Equity ETF, Capital Group International Equity ETF, Capital Group Dividend Growers ETF and Capital Group Core Equity ETF, investing outside the United States involves risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in each fund’s prospectus. These risks may be heightened in connection with investments in developing countries.

This report is for the information of shareholders of Capital Group equity ETFs, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the funds. If used as sales material after March 31, 2024, this report must be accompanied by an Capital Group ETFs statistical update for the most recently completed calendar quarter.

S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

MSCI All Country World ex USA Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

MSCI EAFE® (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization weighted index that is designed to measure developed equity market results, excluding the United States and Canada. Results reflect dividends net of withholding taxes. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

American Funds Distributors, Inc.

This content, developed by Capital Group, home of American Funds, should not be used as a primary basis for investment decisions and is not intended to serve as impartial investment or fiduciary advice.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL GROUP INTERNATIONAL EQUITY ETF

By __/s/ Walter R. Burkley____________________
Walter R. Burkley, Principal Executive Officer

Date: January 31, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Walter R. Burkley__________
Walter R. Burkley, Principal Executive Officer

Date: January 31, 2024

By ___/s/ Troy S. Tanner __________
Troy S. Tanner, Treasurer and Principal Financial Officer

Date: January 31, 2024